Document and Entity Information	0 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 01, 2013
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Aug. 01, 2013
Document Effective Date	Aug. 01, 2013
Prospectus Date	Nov. 28, 2012
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PCPAX
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PLVCX
Multi-Class Prospectus | PACE Large Co Value Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PLVYX
Multi-Class Prospectus | PACE International Equity Investments | CLASS A
Risk/Return:
Trading Symbol	PWGAX
Multi-Class Prospectus | PACE International Equity Investments | CLASS C
Risk/Return:
Trading Symbol	PWGCX
Multi-Class Prospectus | PACE International Equity Investments | CLASS Y
Risk/Return:
Trading Symbol	PWIYX
Class P Prospectus | PACE Large Co Value Equity Investments | Class P
Risk/Return:
Trading Symbol	PCLVX
Class P Prospectus | PACE International Equity Investments | Class P
Risk/Return:
Trading Symbol	PCIEX